Related party transactions - Schedule of Transactions between Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Related party transactions [abstract]
Short term employee benefits	$ 10.1	$ 12.5	$ 13.2
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	11.2	11.5	8.6
Compensation expense	$ 21.4	$ 24.1	$ 21.9